Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity Low-Priced Stock K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Low-Priced Stock K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Low-Priced Stock K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Low-Priced Stock K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Low-Priced Stock K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Low-Priced Stock K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Low-Priced Stock K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Low-Priced Stock K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Low-Priced Stock K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low-Priced Stock K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	66.10%
Fidelity Low-Priced Stock K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Low-Priced Stock K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Low-Priced Stock K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Low-Priced Stock K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Low-Priced Stock K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Low-Priced Stock K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Low-Priced Stock K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Low-Priced Stock Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low-Priced Stock Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Low-Priced Stock Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Low-Priced Stock Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Low-Priced Stock Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Low-Priced Stock Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Low-Priced Stock Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Low-Priced Stock Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Low-Priced Stock Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Low-Priced Stock Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	64.40%
Fidelity Low-Priced Stock Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Low-Priced Stock Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Low-Priced Stock Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Low-Priced Stock Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Low-Priced Stock Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Low-Priced Stock Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Low-Priced Stock Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Low-Priced Stock Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Low-Priced Stock Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low-Priced Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Low-Priced Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Low-Priced Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Low-Priced Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Low-Priced Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Low-Priced Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Low-Priced Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Low-Priced Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Low-Priced Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	64.40%
Fidelity Low-Priced Stock Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Low-Priced Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Low-Priced Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Low-Priced Stock Fund | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Low-Priced Stock Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Low-Priced Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Low-Priced Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity Low-Priced Stock Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Low-Priced Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Discovery K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Value Discovery K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Value Discovery K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Value Discovery K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Value Discovery K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Value Discovery K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Discovery K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Discovery K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Value Discovery K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Value Discovery K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Value Discovery K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Value Discovery K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Value Discovery K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Value Discovery K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Value Discovery K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Value Discovery K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Value Discovery K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Value Discovery K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Value Discovery K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.50%
Fidelity Value Discovery K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Value Discovery K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Value Discovery K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Discovery K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Discovery K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery K6 Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Value Discovery K6 Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Value Discovery K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Value Discovery K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Discovery K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Intrinsic Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Intrinsic Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Intrinsic Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Intrinsic Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Intrinsic Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Series Intrinsic Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Series Intrinsic Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Series Intrinsic Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Intrinsic Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Series Intrinsic Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Series Intrinsic Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Series Intrinsic Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series Intrinsic Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Intrinsic Opportunities Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series Intrinsic Opportunities Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Intrinsic Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity Series Intrinsic Opportunities Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Intrinsic Opportunities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Intrinsic Opportunities Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Intrinsic Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Intrinsic Opportunities Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Intrinsic Opportunities Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Intrinsic Opportunities Fund | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Intrinsic Opportunities Fund | Austria
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Intrinsic Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Series Intrinsic Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Value Discovery Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Value Discovery Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Value Discovery Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Value Discovery Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Value Discovery Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Value Discovery Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Value Discovery Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Discovery Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Value Discovery Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Value Discovery Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Value Discovery Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Value Discovery Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Value Discovery Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Value Discovery Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Discovery Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Value Discovery Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Value Discovery Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Value Discovery Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Value Discovery Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Value Discovery Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Value Discovery Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Value Discovery Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Value Discovery Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Discovery Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund - Class K | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Value Discovery Fund - Class K | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Value Discovery Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Value Discovery Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Value Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Value Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Value Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Value Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Value Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Value Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Value Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Value Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Value Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Value Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Value Discovery Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Value Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Value Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Value Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Value Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Value Discovery Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Value Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Fidelity Value Discovery Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Value Discovery Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Value Discovery Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Discovery Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Value Discovery Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Value Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Value Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Discovery Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%